Subsequent events (Details Narrative) - USD ($)				1 Months Ended		12 Months Ended
	Jul. 12, 2022	Jul. 08, 2022	Jul. 06, 2022	Sep. 22, 2022	Aug. 17, 2022	Jun. 30, 2022
Statement [Line Items]
Description of exchange offered second alternatives						Option B: For each USD 1,000 of Series II Notes the bondholder received 1,030 of Series XIV Notes. Under Option B, 39.17% of the notes were accepted.
Description of exchange offered first alternatives						Option A: Cash payment for up to 30% of the total amount of participation in the exchange, and the difference to complete the exchanged face value, in Series XIV Notes with a premium of 1,015 times. For each USD 1,000 tendered, the bondholder received USD 493.18 million in cash and USD 514.42 million in Series XIV Notes. Under Option A, 60.83% of the notes were accepted.
Subsequent Events [Member]
Statement [Line Items]
Description of Amortization annual installments payable		Series XIV Notes were issued under New York Law, will mature on June 22, 2028 and will accrue interest at a fixed rate of 8.75%
Maturity date of Series XIV Notes		Jun. 22, 2028
Accrue interest at fixed rate of Series XIV Notes		8.75%
Description of interest payable semi-annually		on June 22 and December 22 of each year
Description of Shares Buyback Program extension and completion	the Board of Directors has resolved to extend the term of the shares repurchase plan that was determined by the Board of Directors on March 11, 2022, for an additional period of one hundred and twenty (120) days
Acquired the equivalent of IRSA common shares				9,419,623
Acquired the equivalent of IRSA common shares represent in percentage				99.51%
Outstanding shares represent in percentage				1.16%
Description of Della Paolera 261 floor sale					the Company has sold and transferred one floor of the tower “200 Della Paolera” for a total leasable area of approximately 1,184 square meters and 8 parking spaces located in the building. The transaction price was set at approximately USD 12.6 million (USD/square meters 10,600), which had already been paid.
Subsequent Events [Member] | IRSA CP [Member]
Statement [Line Items]
Aggregate principal amount of issued series II Notes			$ 360,000,000
Maturity date of Series II Notes			Mar. 23, 2023
Nominal value of existing notes valid tendered and accepted amount			$ 239,000,000
Nominal value of existing notes valid tendered and accepted represent in perentage			66.38%
New issued Series XIV Notes for settled		$ 171,200,000
Outstanding principal amount		$ 121,000,000